Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of Segment Information by Segment Areas (Geographical Segments)

Segment areas (geographical segments)

Amounts in US$ ‘000	Colombia	Argentina (a)	Brazil (b)	Ecuador (c)	Corporate	Total
2025
Revenue	461,418	5,783	6,435	18,463	419	492,518
Sale of crude oil	447,624	5,767	200	18,463	—	472,054
Sale of purchased crude oil	—	—	—	—	419	419
Sale of gas	—	16	6,235	—	—	6,251
Commodity risk management contracts designated as cash flow hedges	13,794	—	—	—	—	13,794
Production and operating costs	(124,014)	(4,097)	(4,856)	(7,775)	(317)	(141,059)
Royalties in cash	(5,131)	(699)	(365)	—	—	(6,195)
Economic rights in cash	(3,079)	—	—	—	—	(3,079)
Share-based payment	(368)	—	—	(32)	—	(400)
Operating costs	(115,436)	(3,398)	(4,491)	(7,743)	(317)	(131,385)
Adjusted EBITDA	280,080	(4,460)	(440)	7,284	(5,323)	277,141
Depreciation	(110,030)	(2,096)	(246)	(4,818)	—	(117,190)
Recognition of impairment losses	—	—	—	(30,989)	—	(30,989)
Write-off of unsuccessful exploration efforts	(13,422)	—	—	—	—	(13,422)
Total assets	867,288	158,596	7,789	2,450	4,324	1,040,447
Purchase of property, plant and equipment	96,659	1,432	106	161	—	98,358
(a)	Includes business acquired in the Vaca Muerta formation on October 16, 2025. Revenue and results recognized from the acquisition date through December 31, 2025, are disclosed in Note 34.1.
(b)	In December 2025, divestment of the 10% non-operated working interest in the Manati gas field was completed. See Note 34.2.
(c)	In December 2025, divestment of the 50% working interests in the Perico and Espejo Blocks was completed. See Note 34.3.

Amounts in US$ ‘000	Colombia	Argentina	Brazil	Ecuador	Corporate	Chile (d)	Total
2024
Revenue	619,762	—	2,934	30,567	7,177	398	660,838
Sale of crude oil	617,989	—	114	30,567	—	—	648,670
Sale of purchased crude oil	—	—	—	—	7,177	—	7,177
Sale of gas	1,858	—	2,820	—	—	398	5,076
Commodity risk management contracts designated as cash flow hedges	(85)	—	—	—	—	—	(85)
Production and operating costs	(143,634)	—	(4,140)	(9,549)	(6,274)	(437)	(164,034)
Royalties in cash	(3,953)	—	(224)	—	—	(12)	(4,189)
Economic rights in cash	(6,484)	—	—	—	—	—	(6,484)
Share-based payment	(642)	—	—	(5)	—	—	(647)
Operating costs	(132,555)	—	(3,916)	(9,544)	(6,274)	(425)	(152,714)
Adjusted EBITDA	419,320	(4,511)	(3,732)	14,746	(8,814)	(120)	416,889
Depreciation	(121,143)	(10)	(1,214)	(8,290)	(2)	—	(130,659)
Write-off of unsuccessful exploration efforts	(6,909)	—	(156)	(7,714)	—	—	(14,779)
Total assets	885,438	215,755	14,040	48,333	36,489	—	1,200,055
Purchase of property, plant and equipment	167,002	—	251	24,057	—	—	191,310

Amounts in US$ ‘000	Colombia	Argentina	Brazil	Ecuador	Corporate	Chile (d)	Total
2023
Revenue	702,401	—	14,019	19,097	5,464	15,644	756,625
Sale of crude oil	702,308	—	490	19,097	—	5,052	726,947
Sale of purchased crude oil	—	—	—	—	5,464	—	5,464
Sale of gas	903	—	13,529	—	—	10,592	25,024
Commodity risk management contracts designated as cash flow hedges	(810)	—	—	—	—	—	(810)
Production and operating costs	(204,245)	—	(4,946)	(10,242)	(4,666)	(8,226)	(232,325)
Royalties in cash	(11,201)	—	(1,096)	—	—	(548)	(12,845)
Economic rights in cash	(72,032)	—	—	—	—	—	(72,032)
Share-based payment	(671)	—	—	(7)	—	(72)	(750)
Operating costs	(120,341)	—	(3,850)	(10,235)	(4,666)	(7,606)	(146,698)
Adjusted EBITDA	446,835	(2,620)	6,374	5,159	(8,838)	4,952	451,862
Depreciation	(101,666)	(22)	(2,332)	(7,096)	(3)	(9,815)	(120,934)
Recognition of impairment losses	—	—	—	—	—	(13,332)	(13,332)
Write-off of unsuccessful exploration efforts	(29,563)	—	—	—	—	—	(29,563)
Total assets	895,900	357	27,891	40,336	15,873	36,192	1,016,549
Purchase of property, plant and equipment	178,113	—	22	20,889	—	16	199,040
(d)	Divested in January 2024. See Note 34.7.

Schedule of Reconciliation of Adjusted EBITDA to Profit

A reconciliation of Adjusted EBITDA to Profit for the year is provided as follows:

Amounts in US$ ‘000	2025	2024	2023
Adjusted EBITDA	277,141	416,889	451,862
Depreciation	(117,190)	(130,659)	(120,934)
Share-based payment	(4,467)	(6,274)	(7,328)
Write-off of unsuccessful exploration efforts	(13,422)	(14,779)	(29,563)
Impairment loss for non-financial assets	(30,989)	—	(13,332)
Lease accounting - IFRS 16	5,733	7,775	10,267
Others (a)	(6,263)	594	(20,065)
Operating profit	110,543	273,546	270,907
Financial expenses	(76,324)	(51,551)	(45,815)
Financial income	21,718	8,016	6,237
Foreign exchange (loss) gain	(7,286)	12,160	(16,820)
Profit before tax	48,651	242,171	214,509
Income tax benefit (expense)	1,016	(145,792)	(103,441)
Profit for the year	49,667	96,379	111,068
(a)	Includes allocation to capitalized projects (see Note 11). In 2025, also includes termination cost related to cost efficiency measures of US$ 7,685,000 (see Note 12), among others. In 2024, also includes additions to provisions for environmental and tax contingencies in Brazil of US$ 2,742,000. In 2023, also includes termination and other costs incurred because of the divestment process in Chile, including a provision for investment commitments maintained by GeoPark after the transaction, for a total amount of US$ 9,742,000 (see Note 34.7), together with the amount paid for transferring the working interest in the Los Parlamentos Block in Argentina to the joint operation partner for US$ 7,023,000 (see Note 34.8), and others.